Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Equity Funds IV
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Jul. 28, 2017
Document Creation Date	Jul. 27, 2017
Delaware Healthcare Fund | Class A
Document and Entity Information:
Trading Symbol	DLHAX
Delaware Healthcare Fund | Class C
Document and Entity Information:
Trading Symbol	DLHCX
Delaware Healthcare Fund | Class R
Document and Entity Information:
Trading Symbol	DLRHX
Delaware Healthcare Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DLHIX
Delaware Small Cap Growth Fund | Class A
Document and Entity Information:
Trading Symbol	DSGDX
Delaware Small Cap Growth Fund | Class C
Document and Entity Information:
Trading Symbol	DSGEX
Delaware Small Cap Growth Fund | Class R
Document and Entity Information:
Trading Symbol	DSGFX
Delaware Small Cap Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DSGGX
Delaware Smid Cap Growth Fund | Class A
Document and Entity Information:
Trading Symbol	DFCIX
Delaware Smid Cap Growth Fund | Class C
Document and Entity Information:
Trading Symbol	DEEVX
Delaware Smid Cap Growth Fund | Class R
Document and Entity Information:
Trading Symbol	DFRIX
Delaware Smid Cap Growth Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DFDIX
Delaware Smid Cap Growth Fund | Class R6
Document and Entity Information:
Trading Symbol	DFZRX